Segment information - Schedule of Revenue by Geography and by Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Total revenue	€ 311,490	€ 125,948	€ 44,696
Europe
Disclosure of operating segments [line items]
Total revenue	235,406	102,294	28,939
Asia Pacific
Disclosure of operating segments [line items]
Total revenue	73,023	22,092	15,515
Rest of the world
Disclosure of operating segments [line items]
Total revenue	3,061	1,562	242
TFSS
Disclosure of operating segments [line items]
Total revenue	228,818	89,559	30,826
TFSS | Europe
Disclosure of operating segments [line items]
Total revenue	202,263	82,599	25,609
TFSS | Asia Pacific
Disclosure of operating segments [line items]
Total revenue	23,495	5,398	4,975
TFSS | Rest of the world
Disclosure of operating segments [line items]
Total revenue	3,060	1,562	242
AVPS
Disclosure of operating segments [line items]
Total revenue	61,805	23,325	13,870
AVPS | Europe
Disclosure of operating segments [line items]
Total revenue	12,276	6,631	3,330
AVPS | Asia Pacific
Disclosure of operating segments [line items]
Total revenue	49,528	16,694	10,540
AVPS | Rest of the world
Disclosure of operating segments [line items]
Total revenue	1	0	€ 0
RTS
Disclosure of operating segments [line items]
Total revenue	20,867	13,064
RTS | Europe
Disclosure of operating segments [line items]
Total revenue	20,867	13,064
RTS | Asia Pacific
Disclosure of operating segments [line items]
Total revenue	0	0
RTS | Rest of the world
Disclosure of operating segments [line items]
Total revenue	€ 0	€ 0